CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018	$ 101,000	$ 26,049,000	$ (30,000)	$ 524,189,000	$ 550,309,000
Balance (in shares) at Dec. 31, 2018	12,938,128
Net income (loss) for the year	$ 0	0	0	40,849,000	40,849,000
Dividend paid	0	0	0	(413,761,000)	(413,761,000)
Balance at Dec. 31, 2019	$ 101,000	26,049,000	(30,000)	151,277,000	177,397,000
Balance (in shares) at Dec. 31, 2019	12,938,128
Net income (loss) for the year	$ 0	0	0	(3,507,000)	(3,507,000)
Balance at Dec. 31, 2020	$ 101,000	26,049,000	(30,000)	147,770,000	173,890,000
Balance (in shares) at Dec. 31, 2020	12,938,128
Net income (loss) for the year	$ 0	0	0	(3,001,000)	(3,001,000)
Dividend paid	0	0	0	(80,734,000)	(80,734,000)
Balance at Dec. 31, 2021	$ 101,000	$ 26,049,000	$ (30,000)	$ 64,035,000	$ 90,155,000
Balance (in shares) at Dec. 31, 2021	12,938,128